Dodie Kent
                                                              Vice President and
                                                       Associate General Counsel
                                                                  (212) 314-3970
                                                                   Fax: 707-1791

[AXA EQUITABLE LOGO]

                                                                   March 3, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re: Separate Account I of AXA Equitable Life Insurance Company (the "Account")
                  (Registration Nos. 333-17633 and 811-02581)

Commissioners:

     AXA Equitable, on behalf of Registrant, has sent to contract owners the annual reports, for the period ended December 31, 2010, for the following underlying mutual funds ("Funds") in which Registrant invests:

  o  AXA Premier VIP Trust underlying funds:
     AXA Moderate Allocation;
     Multimanager Large Cap Growth;
     Multimanager Multi-Sector Bond.

  o  EQ Advisors Trust underlying funds:
     EQ/Common Stock Index;
     EQ/Intermediate Government Bond Index;
     EQ/Money Market.

     AXA Equitable understands that the Funds have filed or will file their reports with the Commission under separate cover.

     Please direct any question or comment to the undersigned.


                                                     Very truly yours,

                                                     /s/ Dodie Kent
                                                     --------------
                                                         Dodie Kent


                      AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104